Long-term Borrowings - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 31, 2020	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Jan. 31, 2017	Dec. 31, 2015
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt		€ 17,439	€ 16,426
Liabilities directly related to assets held for sale			3,386
Interest expense related to long-term borrowings		€ 405	€ 405	€ 454
Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		12.00%	12.00%
Bottom Of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		3.00%	3.00%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt to EBITDA		3.00%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Bottom Of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Cash receipt turnover percentage		60.00%
Earnings before interest, taxes, depreciation and amortization (EBITDA) percentage		4.50%
Debt Service Cover Ratio		1.35%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Romanian subsidiary [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount											€ 10,000
Long-term debt maturity		August 2023
Long-term debt interest rate basis		Six-month Euribor (360)
Long-term debt interest rate spread		2.50%
Mortgage loan		€ 16,628
Long-term debt		2,946
Long-term debt lump sum repayment		€ 1,944
Three-month Euribor (360) plus a 4% spread long-term debt with final payment due September 2021 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount											€ 5,000
Long-term debt maturity		September 2021	September 2021
Long-term debt interest rate basis		Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread		4.00%	4.00%
Long-term debt			€ 750
Three-month Euribor (360) plus a 2.2% spread long-term debt with final payment due August 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount		€ 139						€ 1,000
Long-term debt maturity		August 2022	August 2022
Long-term debt interest rate basis		Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread		2.20%	2.20%
Long-term debt		€ 139
Three-month Euribor (360) plus a 3.5% spread long-term debt with final payment due June 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount										€ 2,500
Long-term debt maturity		June 2022	June 2022
Long-term debt interest rate basis		Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread		3.50%	3.50%
Long-term debt			€ 750
Three-month Euribor (360) plus a 1.9% spread long-term debt with final payment due June 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount									€ 2,000
Long-term debt maturity		June 2023	June 2023
Long-term debt interest rate basis		Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread		1.90%	1.90%
Long-term debt		€ 621	€ 1,025
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount		€ 7,000
Long-term debt maturity		January 2026	January 2026
Long-term debt		€ 4,518	€ 5,562
Long-term debt interest rate		2.30%	2.30%
2.3% fixed long-term debt with final payment due January 2026 [member] | Matera [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Mortgage loan		€ 14,000
Six-months Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity		December 2022	December 2022
Long-term debt interest rate basis		Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate spread		2.75%	2.75%
Long-term debt		€ 92	€ 183
Six-months Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022 [member] | Romanian subsidiary [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis		six-month Euribor (360)
Long-term debt interest rate spread		2.75%
Long-term debt		€ 92					€ 206
0.21% fixed long-term debt with final payment due December 2030 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount				4,181
Long-term debt maturity		December 2030	December 2030
Mortgage loan		€ 13,936
Long-term debt		€ 2,963	€ 3,257
Long-term debt interest rate		0.21%	0.21%
80% of six-months Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount				€ 435
Long-term debt maturity		January 2035	January 2035
Long-term debt interest rate basis		Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate spread		0.95%	0.95%
Mortgage loan		€ 3,000
Long-term debt		€ 903	€ 287
Long-term debt interest rate		80.00%	80.00%
No interest rate long-term debt with final payment due September 2027 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity		September 2027	September 2027
Long-term debt		€ 395	€ 378
Long-term debt interest rate		0.00%	0.00%
No interest rate long-term debt with final payment due September 2027 [member] | Swiss subsidiary [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount						€ 378
Long-term debt		€ 395
Long-term debt interest rate		0.00%
11.76% Fixed long-term debt with final payment due October 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity		October 2023	October 2023
Long-term debt		€ 216	€ 314
Long-term debt interest rate		11.76%	11.76%
11.76% Fixed long-term debt with final payment due October 2023 [member] | Brazilian subsidiary [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt		€ 216			€ 314
Long-term debt interest rate		11.76%
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity		March 2025	March 2025
Long-term debt interest rate basis		Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt		€ 4,646
Long-term debt interest rate		2.75%	2.75%
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025 | Romanian subsidiary [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis		six-month Euribor (360)
Long-term debt interest rate spread		2.75%
Long-term debt	€ 5,000	€ 4,646
Long-term debt state- guarantee percentage	90.00%
Three-month Euribor (360) [Member] | Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		4.00%	4.00%
Three-month Euribor (360) [Member] | Bottom Of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		0.21%	0.21%
Six-month Euribor (360) [Member] | Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		4.00%	4.00%
Six-month Euribor (360) [Member] | Bottom Of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		0.21%	0.21%